Intangible assets, net and Goodwill - Identifiable intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Basis of presentation
Gross Carrying Amount	$ 1,478,430	$ 1,416,133
Accumulated Amortization	(305,985)	(202,830)
Net Carrying Amount	1,172,445	1,213,303
Licenses and service agreements
Basis of presentation
Gross Carrying Amount	1,279,705	1,218,987
Accumulated Amortization	(248,083)	(163,423)
Net Carrying Amount	1,031,622	1,055,564
Trade name
Basis of presentation
Gross Carrying Amount	167,009	165,592
Accumulated Amortization	(41,998)	(28,615)
Net Carrying Amount	125,011	136,977
Non-compete agreements
Basis of presentation
Gross Carrying Amount	31,716	31,554
Accumulated Amortization	(15,904)	(10,792)
Net Carrying Amount	$ 15,812	$ 20,762